IFRS 7 Disclosure (Summary of Deposit Funding) (Details) - P&C Deposits [member] - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 999,735	$ 975,433
Canadian [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	566,329	529,078
U.S. [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 433,406	$ 446,355